Share-based Compensation - HCML Share Option Activity (Details) - HCML Share Option Scheme - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of share options
Outstanding as at beginning of period (in shares)	19,432,560	18,554,850	11,264,120
Granted (in shares)	15,437,080	2,315,000	10,606,260
Exercised (in shares)	(480,780)	(329,000)	(2,107,080)
Cancelled (in shares)	(4,486,200)	(1,012,110)	(1,208,450)
Expired (in shares)	(741,670)	(96,180)
Outstanding as at end of period (in shares)	29,160,990	19,432,560	18,554,850	11,264,120
Vested and exercisable (in shares)	11,529,280	10,139,170
Weighted average exercise price in GBP per share
Outstanding balance as at beginning of period (in GBP per share)	£ 3.27	£ 3.31	£ 1.77
Granted (in GBP per share)	3.71	3.18	4.69
Exercised (in GBP per share)	0.96	0.61	1.40
Cancelled (in GBP per share)	3.85	4.61	4.30
Expired (in GBP per share)	4.62	4.65
Outstanding balance as at end of period (in GBP per share)	3.40	3.27	£ 3.31	£ 1.77
Vested and exercisable (in GBP per share)	£ 2.73	£ 2.39
Weighted average remaining contractual life (years)
Outstanding (in years)	7 years 2 months 15 days	6 years 8 months 1 day	7 years 4 months 6 days	6 years 3 months 14 days
Vested and exercisable (in years)	4 years 6 months 25 days	4 years 10 months 20 days
Aggregate intrinsic value in GBP
Outstanding (in GBP)	£ 35,654	£ 18,668	£ 15,158	£ 43,158
Vested and exercisable (in GBP)	£ 21,864	£ 16,654